Summary of Significant Accounting Policies - Summary of Reclassification of Financial Assets (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Balance as of December 31, 2017	€ 343,069,000
Impairment	(1,035,000)	€ 0	€ 0
Balance as of January 1, 2018	475,807,000	343,069,000
Available-for-sale [member]
Disclosure of financial assets [line items]
Balance as of December 31, 2017	86,538,000
Reclassifications out of "Available-for-sale Financial Assets"	(86,538,000)
Reclassifications out of "Financial Assets classified as Loans and Receivables"	0
Impairment	0
Balance as of January 1, 2018	0	86,538,000
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Balance as of December 31, 2017	0
Reclassifications into "Financial Assets at Fair Value through Profit or Loss"	86,538,000
Reclassifications out of "Financial Assets classified as Loans and Receivables"	0
Impairment	0
Balance as of January 1, 2018	86,538,000	0
Loans and receivables [member]
Disclosure of financial assets [line items]
Balance as of December 31, 2017	149,059,000
Reclassifications out of "Available-for-sale Financial Assets"	0
Reclassifications out of "Financial Assets classified as Loans and Receivables"	(149,059,000)
Impairment	0
Balance as of January 1, 2018	0	149,059,000
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Balance as of December 31, 2017	0
Reclassifications out of "Available-for-sale Financial Assets"	0
Reclassifications into "Other Financial Assets at Amortized Cost"	149,059,000
Impairment	(136,000)
Balance as of January 1, 2018	€ 148,923,000	€ 0